CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) - Entity [Domain] - $ / shares	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	47,345,816	47,345,816	39,937,432
Common stock, shares outstanding	47,345,816	47,345,816	39,937,432
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	31,155,282	31,155,282	31,155,282
Preferred stock, shares issued	14,800,000	14,800,000	19,800,000
Preferred stock, shares outstanding	14,800,000	14,800,000	19,800,000